MD&A - Capital management (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Capital Management [Line Items]
Increase (decrease) in CET1 capital	$ 6,600
Operating profit / (loss) before tax	6,821	$ 28,255	$ 9,604
Increase (decrease) in CET1 capital through foreign currency translation effects before tax	(1,800)
Increase (decrease) in CET1 capital through accruals for proposed dividends	(2,800)
Increase (decrease) in CET1 capital through changes in compensation- and own share-related capital components	(1,400)
Current tax expense / (benefit)	2,200
Increase (decrease) in CET1 capital through amortization of transitional CET1 purchase price allocation adjustments, net of tax	(4,300)
Increase (decrease) in CET1 capital through share repurchases under share repurchase program	(1,000)
Loss-absorbing AT1 capital	16,400
Increase (decrease) in loss-absorbing AT1 capital	2,500
Decrease in AT1 capital through call of capital instruments	1,000
Increase in AT1 capital through issuance of capital instruments	3,500
TLAC-eligible senior unsecured debt included in gone concern loss-absorbing capacity	97,400
Increase (decrease) in gone concern loss-absorbing capacity	9,500
Gone concern loss-absorbing capacity	$ 97,700
Credit Suisse
Disclosure Of Capital Management [Line Items]
Operating profit / (loss) before tax		$ 28,255